Secured Borrowings	12 Months Ended
Dec. 31, 2010
Secured Borrowings [Abstract]
Secured Borrowings

18.	Secured Borrowings

The Company transferred certain non-performing loans, debt securities and other assets to SPEs, which in turn issued beneficial interests collateralized by such loans, debt securities and other assets. In accordance with the FASB guidance, these transactions have been accounted for as secured borrowings. As a result, the loans, securities, and other assets collateralizing these borrowings are included in “Loans,” “Trading securities,” “Available-for-sale securities,” or “Other assets,” respectively, and the beneficial interests issued by the SPEs, which pay interest rates ranging from 1.0% to 12.2% per annum, are included in “Secured borrowings.”

A summary of the secured borrowings and relevant collateral as of December 31, 2009 is presented as follows:

				Korean Won (in millions)
		Annual		Secured	Collateral (carrying value)
		interest (%)	Maturity	borrowings	Loans	Securities	Others

Hanvit 9th ABS	Senior & subordinated collateralized bond obligation	14.0	2011	5,750	—	—	—
Woori Ship Mortgage 2-2 ABS	”	5.2	2010	120,000	—	—	119,875
KAMCO Value Recreation 1st	”	6.3	2012	110,506	273,520	—	—
Swan SF	”	3.3 - 3.4	2010	80,144	69,694	—	975
Woori Frontier	”	3.3 - 3.5	2010	95,132	—	115,587	2,203
An-Dong Raja 1st	”	1.0 - 5.7	2010	17,196	16,876	—	240
Hiking-Woori	”	15.0	2010	122	—	—	767
Woori SB 10TH	”	7.2 - 15.0	2010	23,908	61,597	—	13,229
Woori Autoplus 2nd	”	7.4 - 8.0	2010 - 2011	40,000	46,660	—	1,255
KAMCO Value Recreation 2nd	”	6.3	2012	16,872	26,219	—	—
KIB Invest	”	7.5	2010	31,000	—	37,815	674
HUB 1st	”	5.0 - 7.2	2010	23,290	—	32,107	905
Securities sold under repurchase agreement in Won		1.0 - 7.3	2010 - 2011	611,698	—	1,049,003	—
Securities sold under repurchase agreement in foreign currencies		4.6 - 5.3	2010 - 2014	350,280	—	60,965	—
Collateralized borrowings in Won		3.2 - 8.8	2010 - 2012	559,618	5,255	185,666	5,008
Collateralized borrowings in foreign currencies		2.8 - 3.7	2010 - 2014	191,722	—	757,541	—

Gross secured borrowings				2,277,238	499,821	2,238,684	145,131
Discount				(429)	—	—	—

Total				2,276,809	499,821	2,238,684	145,131

A summary of the secured borrowings and relevant collateral as of December 31, 2010 is presented as follows:

				Korean Won (in millions)
		Annual		Secured	Collateral (carrying value)
		interest (%)	Maturity	borrowings	Loans	Securities	Others

Swan SF	Senior & subordinated collateralized bond obligation	3.1	2011	471	—	—	50
An-Dong Raza 1st	”	3.1 - 8.0	2011	14,796	14,472	—	105
KAMCO Value Recreation 1st	”	12.2	2014	100,506	256,681	—	—
IB Global 1st	”	2.9	2011	67,400	67,393	—	2,439
Real DW 2nd	”	1.5 - 8.4	2013	120,000	118,944	—	1,525
Hermes STX	”	3.3	2011	30,200	29,482	—	365
BW 1st	”	3.6	2011	50,000	79,296	—	42
Kumho Trust 1st	”	3.3	2011	91,200	—	85,551	1,321
Woori More Conduit	”	3.2 - 4.8	2011	51,400	—	—	1,115
Woori IB Global Bond	”	3.0	2011	205,000	—	210,506	3,732
Hyundai Glory	”	2.9	2011	41,000	39,988	—	419
KDB Capital	”	3.1	2011	50,000	—	50,664	995
Vivaldi HL 1st	”	8.0	2011	50,000	49,705	—	564
Asiana Saigon	”	3.3	2011	59,000	58,245	—	656
TY 2nd Securitization Specialty	”	6.0	2011	228,000	—	—	212,837
KAMCO Value Recreation 2nd	”	5.6	2012	16,872	26,836	—	—
Euro Quanto 2nd	”	3.0	2011	51,000	—	52,365	671
Hybrid 1st	”	3.1	2011	260,300	—	294,449	3,284
Woori SB 10th	”	10.0	2012	12,258	28,167	—	17,798
Woori EA 3rd	”	8.0	2014	17,762	72,865	—	91
Woori EA 4th	”	8.0	2014	20,867	68,484	—	3,116
Woori EA 5th	”	8.0	2014	13,528	46,574	—	46
Woori EA 8th	”	8.0	2014	31,047	70,156	—	—
HUB 1st	”	7.0	2011	14,195	—	22,228	—
HUB 2nd	”	9.5	2013	20,441	—	28,929	67
HUB 3rd	”	9.5	2013	16,900	—	13,933	2,235
Securities sold under repurchase agreement in Won currency		1.0 - 7.3	2011 - 2012	825,344	—	807,883	—
Securities sold under repurchase agreement in foreign currencies		4.6 - 5.3	2013 - 2015	718,602	—	787,755	—
Collateralized borrowings in Won currency		3.2 - 8.8	2011 - 2012	381,331	317,600	884,587	—
Collateralized borrowings in foreign currencies		2.8 - 3.7	2012	438,650	400,000	—	—

Gross secured borrowings				3,998,070	1,744,888	3,238,850	253,473
Discount				—	—	—	—

Total				3,998,070	1,744,888	3,238,850	253,473

In addition to the above collateral, the SPEs also held cash and cash equivalents and other bank deposits of 27,874 million Won and 76,181 million Won as of December 31, 2009 and 2010, respectively, which have been collected from the loans, securities and other assets. Those cash and cash equivalents and other bank deposits are to be used to repay the related borrowings when due and are included in “Cash and cash equivalents” and “Interest bearing deposits in other banks” in the consolidated balance sheets.

The combined aggregate amount of contractual maturities of all secured borrowings as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	2,861,573
Due in 2012	160,782
Due in 2013	541,088
Due in 2014	140,150
Due in 2015	294,477

Gross secured borrowings	3,998,070
Less: Discount	—

3,998,070